Stock Based Compensation Plans: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Based Compensation Plans Details Text [Abstract]
% of the issued and outstanding common shares of the Company on a rolling basis permitted for option grants	10.00%
Maximum terms of option	10 years
Options available for grant	2,159,265
Option grants	250,000	1,600,000
Non-cash compensation expense	$ 600,000	$ 2,700,000	$ 2,700,000
Weighted average grant date fair value of options granted	$ 0.98	$ 1.22
Shares of restricted stock issued to employees and directors of the Company	0	200,000	700,000
Non-cash compensation expense for stock granted in 2012 and prior periods	5,827	2,100,000	1,400,000
Retention units held by offciers and directors	1,457,500
Retention units held by others	315,000
Minimum value of retention units	$ 7,700,000